DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Entities consolidated into TPTG
Name	Herein referred to as	Acquisition or Incorporation Date	Ownership
TPT Global Tech, Inc.	Company or TPTG	1988	100%
Copperhead Digital Holdings, Inc.	Copperhead Digital or CDH	2015	100%
TruCom, LLC	TruCom	2015	100%
CityNet Arizona, LLC	CityNet	2015	100%
San Diego Media Inc.	SDM	2016	100%
Blue Collar Production, Inc.	Blue Collar	2018	100%
TPT SpeedConnect, LLC	TPT SpeedConnect	2019	100%
TPT Federal, LLC	TPT Federal	2020	100%
TPT MedTech, LLC	TPT MedTech	2020	100%
TPT Strategic, Inc.	TPT Strategic	2020	0%
QuikLab 1 LLC	Quiklab 1	2020	80%
QuikLAB 2, LLC	QuikLAB 2	2020	80%
QuikLAB 3, LLC	QuikLAB 3	2020	80%
The Fitness Container, LLC	Air Fitness	2020	75%
TPT Global Tech Asia Limited	TPT Asia	2020	78%
TPT MedTech UK LTD	TPT MedTech UK	2020	100%
TPT Global Defense Systems, Inc.	TPT Global Defense	2021	100%
TPT Innovations Technology, Inc.	TPT Innovations	2021	100%
TPT Global Caribbean Inc.	TPT Caribbean	2021	100%
TPT Media and Entertainment, LLC	TPT Media and Entertainment	2021	100%
VuMe Live, LLC	VuMe Live	2021	100%
Digithrive, LLC	Digithrive	2021	100%
Asberry 22 Holdings, Inc.	Asberry or ASHI	2023	86%

Name	Herein referred to as	Acquisition or Incorporation Date	Ownership
TPT Global Tech, Inc.	Company or TPTG	1988	100%
Copperhead Digital Holdings, Inc.	Copperhead Digital or CDH	2015	100%
TruCom, LLC	TruCom	2015	100%
CityNet Arizona, LLC	CityNet	2015	100%
San Diego Media Inc.	SDM	2016	100%
Blue Collar Production, Inc.	Blue Collar	2018	100%
TPT SpeedConnect, LLC	TPT SpeedConnect	2019	86%
TPT Federal, LLC	TPT Federal	2020	100%
TPT MedTech, LLC	TPT MedTech	2020	100%
TPT Strategic, Inc.	TPT Strategic	2020	0%
QuikLab 1 LLC	Quiklab 1	2020	80%
QuikLAB 2, LLC	QuikLAB 2	2020	80%
QuikLAB 3, LLC	QuikLAB 3	2020	80%
The Fitness Container, LLC	Air Fitness	2020	75%
TPT Global Tech Asia Limited	TPT Asia	2020	78%
TPT MedTech UK LTD	TPT MedTech UK	2020	100%
TPT Global Defense Systems, Inc.	TPT Global Defense	2021	100%
TPT Innovations Technology, Inc.	TPT Innovations	2021	100%
TPT Global Caribbean Inc.	TPT Caribbean	2021	100%
TPT Media and Entertainment, LLC	TPT Media and Entertainment	2021	100%
VuMe Live, LLC	VuMe Live	2021	100%
Digithrive, LLC	Digithrive	2021	100%
Information Security and Training, LLC	IST	2022	0%
Asberry 22 Holdings, Inc.	Asberry or ASHI	2023	86%

Disaggregation of revenue
	For the three months ended June 30, 2024	For the three months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2023
TPT SpeedConnect	$218,378	$927,812	$520,755	$1,916,613
Blue Collar	226,589	54,388	321,316	164,529
TPT MedTech	—	—	—	—
Other	2,337	910	3,331	3,474
Total Services Revenues	$447,304	$983,110	$845,402	$2,084,616

	For the year ended December 31, 2023	For the year ended December 31, 2022
TPT SpeedConnect	$3,007,384	$5,429,010
Blue Collar	285,092	1,522,490
TPT MedTech	—	89,755
Other (1)	5,440	186,741
Total Services Revenues	$3,297,916	$7,227,996
Air Fitness – Product Revenue	—	82,000
Total Product Revenues	$—	$82,000
Total Revenue	$3,297,916	$7,309,996

Potentially dilutive securities
Convertible Promissory Notes	25,359,222,938
Series A Preferred Stock (1)	111,229,995,062
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	483,943,396
Series E Preferred Stock (3)	40,555,641,509
Series F Preferred Stock (4)	1,415,094,340
Stock Options and Warrants	128,116,666
179,174,602,604

	2023	2022
Convertible Promissory Notes	73,476,129,073	3,787,362,740
Series A Preferred Stock	175,986,864,598	12,610,847,082
Series B Preferred Stock	2,588,693	2,588,693
Series D Preferred Stock	923,742,574	74,998,392
Series E Preferred Stock	40,465,485,149	3,285,381,029
Stock Options and warrants	129,116,666	129,116,666
	290,983,922,753	19,890,294,603

Derivative financial instruments
Derivative Instrument	Fair Value
Convertible Promissory Notes	$5,786,562
Fair value of Warrants issued with the derivative instruments	30,557
$5,817,119

Derivative Instrument	Fair Value
Fair value of EMA, First Fire, Cavalry Financial and 1800 Diagonal Convertible Promissory Notes	$9,786,906
Fair value of Warrants issued with the derivative instruments	40,817
$9,827,723

Summary of calulation of Basic Earnig per share
	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2024
Net income (loss) attributable to TPT Shareholders	$4,936,103	$(1,398,754)	$1,604,217	$(2,789,055)
Weighted Average number of common shares outstanding	3,201,818,575	1,723,749,021	2,976,711,341	1,615,825,684
Basic Earnings per Shares	0.00	(0.00)	0.00	(0.00)

Summary of Calculation of Diluted Earnings Per Share
	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2024
Net income (loss) attributable to TPT Shareholders	$4,936,103	$(1,398,754)	$1,604,217	$(2,789,055)
Adjustment	(6,229,247)	-	(3,629,506)	-
Adjusted net income (loss) attributable to TPT shareholders	(1,293,144)	(1,398,754)	(2,025,289)	(2,789,055)
Weighted Average number of common shares outstanding	3,201,818,575	1,723,749,021	2,976,711,341	1,615,825,684
Shares computed on if converted basis	20,432,639,139	—	19,164,183,030	—
Total number of shares on fully diluted basis	23,634,457,714	1,723,749,021	22,140,894,371	1,615,825,684
Fully diluted earnings per share	(0.00)	(0.00)	(0.00)	(0.00)